FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Tables)	12 Months Ended
Jul. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments
	July 31, 2020		July 31, 2019
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Cash and cash equivalents	$3,260,135	$3,260,135	$4,117,647	$4,117,647
Marketable securities	$3,744,905	$3,744,905	$3,580,227	$3,580,227
Restricted cash	$1,143,666	$1,143,666	$1,146,077	$1,146,077
Security deposits payable	$809,652	$809,652	$882,615	$882,615
Mortgages and note payable	$9,519,658	$9,915,121	$5,298,610	$5,298,610